Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pre-tax income from continuing operations
Amortization of acquired intangible assets		$ (2,166)	$ (1,830)	$ (1,627)
Acquisition-related charges		(154)	(122)	(33)
Non-operating retirement-related (costs)/income		(65)	(3,457)	39
Stock-based compensation		(1,685)	(1,311)	(1,133)
Net interest excluding the Financing segment		(1,312)	(984)	(973)
Workforce rebalancing charges		(653)	(692)	(435)
Other—divested businesses		(33)	234	83
Pre-tax income from continuing operations		10,328	5,797	8,690
Pension settlement charges	$ 2,700	0	3,113	0
Operating Segments
Pre-tax income from continuing operations
Pre-tax income from continuing operations		16,364	13,535	12,829
Unallocated corporate amounts and other
Pre-tax income from continuing operations
Pre-tax income from continuing operations		$ 31	$ 425	$ (59)